Leasing Arrangements－Lessee (Tables)	12 Months Ended
Dec. 31, 2023
Leasing arrangements lessee [Abstract]
Schedule of right-of-use assets and the depreciation charge	The carrying amount of right-of-use assets and the amortization charge are as follows:
	Carrying amount
	December 31, 2023	December 31, 2022
Buildings (Office and warehouse)	$47,992	$4,925
Transportation equipment (Business vehicles)	5,044	11,750
	$53,036	$16,675
	Depreciation charge
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Buildings (Office and warehouse)	$9,314	$12,774	$14,394
Transportation equipment (Business vehicles)	6,623	27,640	20,044
	$15,937	$40,414	$34,438

Schedule of information on profit and loss accounts relating to lease contracts	The information on profit and loss accounts relating to lease contracts is as follows:
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Items affecting profit or loss
Interest expense on lease liabilities	$346	$1,219	$1,196
Expense on short-term lease contracts	171,999	13,602	2,142
Expense on leases of low-value assets	6,661	19,227	4,872
Loss on lease modification	-	48,448	-